Seward & Kissel LLP

901 K Street, N.W.

Suite 800

Washington, DC 20001

Telephone: (202) 737-8833

Facsimile: (202) 737-5184

May 12, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	AB Active ETFs, Inc. - AB California Intermediate Municipal ETF - AB New York Intermediate Municipal ETF - AB Core Bond ETF File Nos. 333-264818 and 811-23799

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 27 under the Securities Act of 1933 and Amendment No. 30 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of AB Active ETFs, Inc. (the “Registrant”). We are making this filing to register three new series of the Registrant, AB California Intermediate Municipal ETF, AB New York Intermediate Municipal ETF and AB Core Bond ETF.

Please direct any comments or questions to Paul M. Miller or the undersigned at (202) 737-8833.

Sincerely, /s/ Anna C. Weigand Anna C. Weigand

Attachment

cc:	Paul M. Miller